Content Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Content Assets, Net [Line Items]
Intangible asset useful life current	12 months
Minimum [Member]
Content Assets, Net [Line Items]
Intangible asset useful life non-current	18 months
Maximum [Member]
Content Assets, Net [Line Items]
Intangible asset useful life non-current	36 months
Content Assets [Member]
Content Assets, Net [Line Items]
Amortization expenses	$ 4,995,900	$ 4,599,000
Impairment of Intangible Assets (Excluding Goodwill)	$ 8,700	$ 3,000